Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory United States federal rate	21.00%	21.00%
State income taxes net of federal benefit	1.70%	1.70%
Change in valuation allowance	(22.70%)	(14.80%)
Effective rate	0.00%	7.90%